Document and Entity Information	Jun. 29, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001802450
Document Type	8-K
Document Period End Date	Jun. 29, 2022
Entity Registrant Name	MSP Recovery, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39445
Entity Tax Identification Number	84-4117825
Entity Address, Address Line One	2701 Le Jeune Road
Entity Address, Address Line Two	Floor 10
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	(305)
Local Phone Number	614-2222
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.0001 par value per share
Trading Symbol	MSPR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false